Income taxes (Details 3) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Operating Loss Carryforwards	$ 62,493,624	$ 62,493,624
2029
Operating Loss Carryforwards		614,200
2030
Operating Loss Carryforwards		3,717,403
2031
Operating Loss Carryforwards		6,154,180
2032
Operating Loss Carryforwards		6,410,970
2033
Operating Loss Carryforwards		4,984,768
2034
Operating Loss Carryforwards		149,927
2035
Operating Loss Carryforwards		2,634,823
2036
Operating Loss Carryforwards		3,404,504
2037
Operating Loss Carryforwards		4,328,444
2038
Operating Loss Carryforwards		11,231,494
2040
Operating Loss Carryforwards		9,891,661
2039
Operating Loss Carryforwards		3,111,826
2041
Operating Loss Carryforwards		4,968,817
2042
Operating Loss Carryforwards		$ 890,607